Shareholders' equity, Other Reserves - Composition (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Shareholders' equity [Abstract]
Share based payment reserve	$ 4,891	$ 3,918
Hedging reserve	11,201	20,705	$ 41,635	$ 39,312
Capital reserve	480,270	482,382
Translation reserve	49	(198)
Fair value reserve	10,906	10,906
Total	$ 507,317	$ 517,713